Fair Value (Nonrecurring Fair Value Measurements) (Details) - Fair Value, Measurements, Nonrecurring - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets - Gains (Losses)	$ (84)	$ (39)	$ (186)
Nonaccrual loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets - Gains (Losses)	(76)	(28)	(8)
OREO and Foreclosed Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets - Gains (Losses)	(5)	(7)	(10)
Long-lived Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets - Gains (Losses)	(3)	(4)	$ (168)
Fair Value of Property or Collateral
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	198	198
Fair Value of Property or Collateral | Nonaccrual loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	136	128
Fair Value of Property or Collateral | OREO and Foreclosed Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	57	59
Fair Value of Property or Collateral | Long-lived Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 5	$ 11